UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 9012

Smith Barney Institutional Cash Management Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SMITH BARNEY

INSTITUTIONAL CASH

MANAGEMENT FUND, INC.

FORM N-Q

FEBRUARY 28, 2005

CASH PORTFOLIO

Schedules of Investments (unaudited)	February 28, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER - 59.7%
$50,000,000	Amstel Funding Corp. matures 3/17/05 (a)	2.02%	$49,955,555
15,000,000	Aquinas Funding LLC matures 4/13/05 (a)	2.27	14,959,687
117,586,000	Atomium Funding Corp. mature 3/10/05 to 5/11/05 (a)	2.51 to 2.73	117,133,964
26,979,000	Barton Capital LLC matures 5/11/05 (a)	2.76	26,833,208
89,578,000	Beethoven Funding Corp. mature 3/22/05 to 5/12/05 (a)	2.58 to 2.77	89,399,011
50,568,000	Brahms Funding Corp. matures 4/7/05 (a)	2.69	50,428,713
9,800,000	CBA (Delaware) Finance Inc. matures 5/9/05	2.74	9,748,909
98,446,000	Chesham Finance LLC mature 3/21/05 to 5/9/05 (a)	2.53 to 2.77	98,077,265
80,631,000	Cobbler Funding LLC mature 3/10/05 to 5/16/05 (a)	2.48 to 2.79	80,443,641
38,916,000	Concord Minuteman Capital Co. Series A matures 5/9/05 (a)	2.77	38,710,880
23,003,000	Crown Point Capital Co. Series A matures 5/9/05 (a)	2.75	22,882,637
26,500,000	Davis Square Funding III Corp. matures 3/24/05 (a)	2.57	26,456,658
21,160,000	Erasmus Capital Corp. matures 3/29/05 (a)	2.51	21,118,856
14,895,000	Fenway Funding LLC matures 4/11/05 (a)	2.64	14,850,555
30,600,000	Ford Credit Floorplan Master Owner Trust Motown Notes Series 2002-1A matures 5/9/05 (a)	2.73	30,441,058
34,195,000	Galaxy Funding Inc. mature 3/30/05 to 5/13/05 (a)	2.51 to 2.77	34,090,510
97,485,000	Georgetown Funding Co. mature 3/17/05 to 4/15/05 (a)	2.58 to 2.73	97,284,643
36,036,000	Giro Balanced Funding Corp. matures 4/4/05 (a)	2.56	35,949,554
17,277,000	Giro Funding U.S. Corp. matures 5/13/05 (a)	2.77	17,180,657
100,000,000	Goldman Sachs Group Inc. matures 9/19/05 (a)	2.71	100,000,000
38,883,000	Hannover Funding Co. LLC matures 3/8/05 (a)	2.56	38,863,720
97,816,000	Harwood Street Funding II mature 3/22/05 to 3/24/05 (a)	2.56 to 2.62	97,656,932
15,395,000	Lake Constance Funding LLC matures 5/10/05 (a)	2.75	15,313,278
85,500,000	Main Street Warehouse Funding mature 3/7/05 to 3/30/05 (a)	2.58 to 2.68	85,392,693
74,383,000	Mane Funding Corp. mature 3/21/05 to 3/22/05 (a)	2.51 to 2.55	74,275,165
55,000,000	Mica Funding LLC mature 3/23/05 to 4/4/05 (a)	2.59 to 2.61	54,895,706
20,090,000	Monument Gardens Funding LLC matures 3/23/05 (a)	2.56	20,058,693
45,000,000	Morgan Stanley matures 3/1/05	2.83	45,000,000
28,060,000	Park Granada LLC matures 3/29/05 (a)	2.60	28,003,475
24,401,000	Regency Markets No. 1 LLC matures 3/7/05 (a)	2.55	24,390,630
23,516,000	Sigma Finance Inc. matures 5/9/05 (a)	2.73	23,393,854
26,415,000	Solitaire Funding LLC matures 4/25/05 (a)	2.27	26,324,602
45,550,000	Spintab AB matures 5/9/05	2.74	45,312,533
80,000,000	Stanfield Victoria Funding LLC mature 3/18/05 to 8/5/05 (a)	2.03 to 2.51	79,961,023
85,000,000	Surrey Funding Corp. mature 3/17/05 to 5/9/05 (a)	2.51 to 2.75	84,777,254
12,810,000	Tango Finance Corp. mature 4/25/05 to 5/13/05 (a)	2.71 to 2.77	12,749,902
74,601,000	Tasman Funding Inc. matures 3/31/05 (a)	2.54	74,444,107
25,000,000	Westpac Capital Corp. matures 3/10/05	2.42	24,984,937
59,815,000	Whistlejacket Capital Ltd. mature 5/9/05 to 5/16/05 (a)	2.76	59,486,982

	TOTAL COMMERCIAL PAPER (Cost - $1,891,231,447)		1,891,231,447

CORPORATE NOTES - 10.9%
50,000,000	Blue Heron Funding Ltd. Series 7A Class A1 matures 5/27/05 (a)(b)	2.70	50,000,000
25,000,000	Harrier Finance Funding LLC matures 10/17/05 (a)(b)	2.56	24,994,496
50,000,000	Links Finance LLC matures 8/15/05 (a)(b)	2.67	50,016,142
50,910,000	Merrill Lynch & Co. Series B matures 4/28/05 (b)	2.89	50,928,268
30,000,000	Stanfield Victoria LLC matures 3/15/05 (a)(b)	2.55	29,999,712

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
CORPORATE NOTES - 10.9% (continued)
$50,000,000	Whistlejacket Capital Ltd. matures 5/13/05 (a)(b)	2.57%	$49,997,473
90,000,000	White Pine Finance LLC mature 3/10/05 to 4/22/05 (a)(b)	2.54 to 2.56	89,998,482

	TOTAL CORPORATE NOTES (Cost - $345,934,573)		345,934,573

CERTIFICATES OF DEPOSIT - 18.2%
25,000,000	Barclays Bank PLC NY matures 4/20/05	2.62	25,000,000
80,000,000	BNP Paribas NY mature 3/30/05 to 8/18/05	2.48 to 3.00	79,994,534
50,000,000	Calyon NY matures 3/3/05	2.40	50,000,000
50,000,000	Canadian Imperial Bank matures 4/11/05	2.63	49,998,801
100,000,000	CS First Boston Inc. NY mature 3/4/05 to 9/20/05	1.79 to 2.55	100,000,000
36,600,000	Depfa Bank PLC NY matures 3/21/05	2.51	36,600,000
50,000,000	Dexia Bank NY matures 5/24/05	2.81	50,000,000
25,000,000	LandesBank Baden-Wurttemberg NY matures 5/16/05	2.76	24,997,608
30,000,000	Rabobank Nederland NV NY matures 3/16/05	2.00	29,999,876
93,700,000	Toronto Dominion Bank NY mature 3/3/05 to 3/21/05	2.43 to 2.44	93,700,000
35,500,000	Wachovia Bank NA matures 3/23/05	2.55	35,500,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $575,790,819)		575,790,819

FOREIGN CERTIFICATES OF DEPOSIT - 8.4%
50,000,000	Barclays Bank PLC matures 5/11/05	2.74	49,998,918
25,000,000	BNP Paribas matures 5/9/05	2.71	24,995,237
40,000,000	HBOS Treasury Service NY matures 5/3/05	2.70	40,000,348
50,000,000	Royal Bank of Scotland matures 3/22/05	2.50	50,000,145
100,000,000	Societe Generale mature 3/11/05 to 5/9/05	2.00 to 2.72	99,999,926

	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost - $264,994,574)		264,994,574

U.S. GOVERNMENT AGENCY OBLIGATION - 0.7%
24,479,000	Federal Home Loan Mortgage Discount Note matures 12/14/05 (Cost - $23,897,379)	3.05	23,897,379

REPURCHASE AGREEMENT - 2.0%
65,236,000	Interest in $700,663,000 joint tri-party repurchase agreement dated 2/28/05 with
	Deutsche Bank Securities, 2.620% due 3/1/05; Proceeds at maturity - $65,240,748; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 4.500% due 3/15/07 to 1/15/13; Market value - $66,540,968) (Cost - $65,236,000)		65,236,000

	TOTAL INVESTMENTS - 99.9% (Cost - $3,167,084,792*)		3,167,084,792
	Other Assets in Excess of Liabilities - 0.1%		2,711,022

	TOTAL NET ASSETS - 100.0%		$3,169,795,814

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS - 89.1%
$90,000,000	Federal Farm Credit Bank mature 3/3/05 to 8/23/05	2.48% to 2.54%	$89,996,759
30,000,000	Federal Home Loan Bank mature 3/1/05 to 10/3/05	1.60 to 2.49	29,994,618
50,000,000	Federal Home Loan Bank Discount Note matures 5/13/05	2.71	49,727,264
125,578,000	Federal Home Loan Mortgage Corp. Discount Notes mature 3/31/05 to 8/9/05	2.50 to 2.91	125,095,670
70,000,000	Federal National Mortgage Association mature 8/29/05 to 9/15/05	2.47 to 2.55	69,977,778
87,783,000	Federal National Mortgage Association Discount Notes mature 3/16/05 to 12/30/05	2.41 to 3.16	87,266,960

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $452,059,049)		452,059,049

U.S. GOVERNMENT OBLIGATIONS - 6.8%
35,000,000	U.S. Treasury Bills mature 8/11/05 to 9/1/05 (Cost - $34,547,006)	2.74 to 2.96	34,547,006

REPURCHASE AGREEMENT - 6.0%
30,488,000	Interest in $700,663,000 joint tri-party repurchase agreement dated 2/28/05 with Deutsche Bank Securities, 2.620% due 3/1/05; Proceeds at maturity - $30,490,219; (Fully collateralized by Fannie Mae Discount Notes & Bonds, 3.650% to 5.280% due 11/30/07 to 4/30/18; Market value - $31,098,196) (Cost - $30,488,000)		30,488,000

	TOTAL INVESTMENTS - 101.9% (Cost - $517,094,055*)		517,094,055
	Liabilities in Excess of Other Assets - (1.9)%		(9,442,931)

	TOTAL NET ASSETS - 100.0%		$507,651,124

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Alabama - 3.2%
$2,700,000	A-1+	Birmingham AL GO Series A AMBAC-Insured 1.87% VRDO	$2,700,000
		Jefferson County AL Sewer Revenue XLCA-Insured:
10,000,000	A-1+	Series B-2 1.90% VRDO	10,000,000
15,800,000	A-1+	Series B-3 1.88% VRDO	15,800,000
34,500,000	A-1+	Series C-2 1.89% VRDO	34,500,000

			63,000,000

Arizona - 1.1%
		Phoenix AZ Civic Improvement Wastewater Revenue:
4,000,000	A-1+	1.40% due 4/7/05 TECP	4,000,000
3,000,000	A-1+	2.03% due 4/13/05 TECP	3,000,000
		Pima County AZ IDR:
6,000,000	VMIG 1*	El Dorado Hospital 1.90% VRDO	6,000,000
9,000,000	A-1+	Lease Purchase 2.01% VRDO	9,000,000

			22,000,000

Arkansas - 0.2%
3,250,000	A-1	Sheridan AR IDR Kohler Co. Project 1.91% VRDO	3,250,000

California - 0.8%
10,000,000	SP-1	California State RAN Series A 3.00% due 6/30/05	10,041,421
6,000,000	A-1+	Los Angeles County Dept. Water & Power 1.90% due 4/7/05 TECP	6,000,000

			16,041,421

Colorado - 3.8%
		Adams County CO Hospital Platte Valley Medical Center:
4,425,000	A-1+	Series A 1.94% VRDO	4,425,000
8,630,000	A-1+	Series B 1.94% VRDO	8,630,000
		Arapahoe County CO:
		E-470 Public Highway Authority Vehicle Registration Fee Revenue:
2,500,000	Aaa*	MBIA-Insured, Pre-Refunded — Escrowed with state and local government securities to 8/31/05 Call @ 103, 6.15% due 8/31/15	2,625,887
1,025,000	Aaa*	Pre-Refunded — Escrowed with state and local government securities to 8/31/05 Call @ 103, 6.90% due 8/31/26	1,080,429
4,305,000	VMIG 1*	Excelsior Youth Centers Inc. 1.92% VRDO	4,305,000
4,000,000	A-1+	Arvada CO Water FSA-Insured 2.00% VRDO	4,000,000
25,000,000	SP-1+	Colorado State General Funding Revenue 3.00% due 6/27/05	25,112,934
2,545,000	A-1+	Dove Valley Metropolitan District CO Arapahoe County GO
		1.95% due 11/1/05	2,545,000
8,875,000	VMIG 1*	Fiddlers Business Improvement District CO Greenwood Village
		GO 1.95% VRDO	8,875,000
1,080,000	A-1+	La Plata County CO PCR BP Amoco Project 1.40% due 3/1/05	1,080,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Colorado - 3.8% (continued)
$12,500,000	A-1+	Regional Transportation District CO COP Series 2001 A
		2.00% due 5/3/05 TECP	$12,500,000

			75,179,250

District of Columbia - 2.5%
		District of Columbia Revenue:
2,595,000	A-1+	American Psychological Association 1.92% VRDO	2,595,000
18,500,000	A-1+	GO FGIC-Insured Series C 1.86% VRDO	18,500,000
14,000,000	A-1+	Henry J Kaiser Foundation 1.95% VRDO	14,000,000
3,635,000	NR†	National Museum of Women Arts 1.96% VRDO	3,635,000
11,000,000	VMIG 1*	St. Patricks Episcopal 1.87% VRDO	11,000,000

			49,730,000

Florida - 5.7%
14,075,000	A-1	Broward County FL School Board COP MSTC Series 9033
		FSA-Insured PART 1.91% VRDO	14,075,000
9,990,000	A-1	Florida Board of Education MSTC Series 00-9007
		FGIC-Insured PART 1.91% VRDO	9,990,000
		Florida Local Government Commission Pooled Program Series A TECP:
10,000,000	A-1	1.80% due 3/2/05	10,000,000
10,000,000	A-1	1.90% due 4/6/05	10,000,000
14,050,000	A-1+	Highlands County FL Health Facilities Adventist Health
		Series A 1.87% VRDO	14,050,000
3,800,000	A-1+	Hillsborough County FL Educational Facilities Authority
		Southwest Florida College 1.92% VRDO	3,800,000
4,000,000	NR†	Hillsborough County FL IDA Tampa Met Area YMCA Project
		1.92% VRDO	4,000,000
4,650,000	Aaa*	Hillsborough County FL Utility Revenue FGIC-Insured 6.00% due 8/1/05	4,727,383
11,930,000	A-1	Hillsborough FL School District Sales Tax Revenue MSTC Series 9032
		AMBAC-Insured PART 1.91% VRDO	11,930,000
4,600,000	A-1+	Jacksonville FL Series A 1.90% due 3/9/05 TECP	4,600,000
5,600,000	A-1	Manatee County FL PCR Florida Power & Light Co. Project 1.80% VRDO	5,600,000
3,745,000	NR†	Miami-Dade County FL IDA Gulliver School Project 1.92% VRDO	3,745,000
4,400,000	NR†	Orange County FL IDR Central YMCA Project Series A 1.92% VRDO	4,400,000
2,200,000	VMIG 1*	Pasco FL HFA MFH Carlton Arms Project 2.02% VRDO	2,200,000
5,500,000	A-1+	Pinellas FL IDR YMCA Suncoast Project 1.87% VRDO	5,500,000
60,000	Aa2*	Tallahassee-Leon County Civic Center Authority Series B 1.87% VRDO	60,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Florida - 5.7% (continued)
$3,400,000	VMIG 1*	Volusia County FL MFH Anatole Apartments 1.87% VRDO	$3,400,000

			112,077,383

Georgia - 4.8%
		Atlanta GA Airport Revenue MBIA-Insured:
2,000,000	A-1+	Series B-3 1.86% VRDO	2,000,000
35,000,000	A-1+	Series C-1 1.86% VRDO	35,000,000
4,425,000	A-1+	Atlanta GA Water & Wastewater MBIA-Insured 1.90% VRDO	4,425,000
2,400,000	A-1	Bibb County GA Development Authority Tattnall Square Academy 1.91% VRDO	2,400,000
1,000,000	A-1+	Burke County GA Development Authority Oglethorpe Power Corp.
		Project Series C MBIA-Insured 1.83% VRDO	1,000,000
22,125,000	Aa1*	Clayton County GA Hospital Authority Revenue 1.87% VRDO	22,125,000
11,400,000	Aa2*	Columbus GA Hospital Authority Revenue 1.87% VRDO	11,400,000
3,345,000	Aa2*	De Kalb County GA Development Authority St. Martins Episcopal School 1.92% VRDO	3,345,000
2,880,000	A-1	Macon-Bibb County GA IDR I-75 Business Parking and Airport Project 1.91% VRDO	2,880,000
1,180,000	A-1+	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue Series PA-528 MBIA-Insured PART 1.92% VRDO	1,180,000
4,000,000	A-1+	Private Colleges & Universities Authority GA Emory University Series SG 146 1.90% VRDO	4,000,000
4,310,000	VMIG 1*	Union County GA Development Authority Revenue Boy Scouts of America Atlanta Project 1.87% VRDO	4,310,000

			94,065,000

Illinois - 8.3%
8,900,000	A-1	Chicago IL GO MSTC Series 9012 FGIC-Insured PART 1.92% VRDO	8,900,000
7,185,000	A-1+	Crestwood IL Tax Increment Revenue Cicero Redevelopment Project 1.91% VRDO	7,185,000
8,000,000	A-1	Du Page County IL Transportation Revenue MSTC Series 9010 FSA-Insured PART 1.92% VRDO	8,000,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Illinois - 8.3% (continued)
		Illinois DFA:
$2,105,000	VMIG 1*	Francis W Parker School Project 1.87% VRDO	$2,105,000
4,500,000	A-1	Oak Park Residence Corp. Project 1.88% VRDO	4,500,000
		Illinois Health Facilities Authority:
1,900,000	A-1+	Carle Foundation Series B 1.86% VRDO	1,900,000
		Pekin Memorial Hospital:
10,000,000	VMIG 1*	Series 97 1.94% VRDO	10,000,000
12,485,000	VMIG 1*	Series B 1.94% VRDO	12,485,000
4,700,000	VMIG 1*	Series C 1.94% VRDO	4,700,000
2,000,000	A-1+	University of Chicago MBIA-Insured 1.80% VRDO	2,000,000
		Illinois State GO:
15,000,000	SP-1+*	3.00% due 6/3/05	15,035,700
9,985,000	A-1	Series 378 FGIC-Insured PART 1.35% due 4/21/05	9,985,000
		Illinois State Toll Highway Authority FSA-Insured:
4,400,000	A-1	MSTC 98-67 PART 1.90% VRDO	4,400,000
12,200,000	VMIG 1*	Series B 1.88% VRDO	12,200,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority IL State Tax
		Revenue MSTC Series 2024 FGIC-Insured PART 1.92% VRDO	15,870,000
4,400,000	A-1	Tinley Park IL MFH Revenue 3A-B 1.88% VRDO	4,400,000
		University of Illinois:
15,200,000	A-1+	COP 1.85% VRDO	15,200,000
13,200,000	A-1+	Health Services Facilities System Series B 1.86% VRDO	13,200,000
10,145,000	A-1	MSTC Series 9031 AMBAC-Insured PART 1.92% VRDO	10,145,000

			162,210,700

Indiana - 1.2%
4,000,000	Aa2*	Crawfordsville IN IDR National Service Industries Inc.
		Project 1.91% VRDO	4,000,000
		Indiana Health Facility Financing Authority:
1,900,000	A-1	Cap Access Designated Pool 1.88% VRDO	1,900,000
10,000,000	A-1	Franciscan Eldercare Project 1.87% VRDO	10,000,000
3,100,000	A-1	Indiana State Office Building Commission Miami Correctional Facility Series II 1.87% VRDO	3,100,000
4,700,000	A-1	Warren Township IN School Building Corp. MERLOT Series A52 FGIC-Insured PART 1.91% VRDO	4,700,000

			23,700,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Iowa - 1.9%
		Iowa Finance Authority:
$15,000,000	A-1	Deerfield Retirement Services Series A 1.87% VRDO	$15,000,000
2,000,000	VMIG 1*	MFH Cedarwood Hills Project Series A FHLMC 1.92% VRDO	2,000,000
6,000,000	A-1+	Wesley Retirement Services Series B 1.87% VRDO	6,000,000
11,000,000	A-1+	Iowa Higher Education Authority MBIA-Insured 1.90% VRDO	11,000,000
4,125,000	NR†	Mason City IA IDR Supervalue Inc. Project 1.98% VRDO	4,125,000

			38,125,000

Kansas - 0.6%
5,000,000	A-1+	Kansas State Dept. Transportation Highway Revenue Series B 1.85% VRDO	5,000,000
7,500,000	A-1	Lenexa KS Health Care Facility Lakeview Village Inc. Series B 1.90% VRDO	7,500,000

			12,500,000

Kentucky - 4.1%
590,000	Aa3*	Franklin County KY School District Finance Corp. 3.00% due 4/1/05	590,792
8,000,000	VMIG 1*	Fulton County KY United Healthcare Hospital Co. 1.92% VRDO	8,000,000
		Hancock County KY PCR Southwire Co. Project:
21,685,000	NR†	Series A 2.01% VRDO	21,685,000
1,000,000	NR†	Series B 2.01% VRDO	1,000,000
27,000,000	SP-1+	Kentucky Association of Counties COP 3.00% due 6/30/05	27,096,215
7,000,000	A-1	Kentucky State Property & Buildings Commission MSTC Series 9027 FSA-Insured PART 1.92% VRDO	7,000,000
4,800,000	NR†	Lexington-Fayette Urban County KY 1.88% VRDO	4,800,000
9,405,000	A-1+	Williamsburg KY Education Building Revenue 1.86% VRDO	9,405,000

			79,577,007

Louisiana - 0.8%
15,000,000	A-1+	Louisiana Local Government Environment Facilities and Community Development BASF Corp. Project Series B 1.88% VRDO	15,000,000

Maryland - 2.2%
10,125,000	A-1	Howard County MD MFH Series PT - 1021 FNMA-Insured PART 1.91% VRDO	10,125,000
		Maryland State Health and Higher Education Facilities Authority:
1,900,000	VMIG 1*	Medlantic/Helix Systems Series 829 FSA-Insured PART 1.90% VRDO	1,900,000
10,900,000	A-1+	Pooled Loan Program Series 94 D 1.86% VRDO	10,900,000
15,000,000	A-1+	Montgomery County MD Howard Hughes Medical Center 1.94% VRDO	15,000,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Maryland - 2.2% (continued)
$6,000,000	VMIG 1*	Montgomery County MD Sandy Spring School 1.87% VRDO	$6,000,000

			43,925,000

Massachusetts - 1.6%
1,800,000	A-1+	Massachusetts Bay Transportation Authority Series B 1.90% due 4/6/05 TECP	1,800,000
		Massachusetts State DFA:
2,000,000	A-1	1.90% due 3/2/05 TECP	2,000,000
1,100,000	A-1+	Boston University Series R3 XLCA-Insured 1.93% VRDO	1,100,000
9,990,000	VMIG 1*	Notre Dame Healthcare Center 2.00% VRDO	9,990,000
1,000,000	A-1+	Massachusetts State HEFA Williams College 1.85% VRDO	1,000,000
15,000,000	A-1+	Massachusetts Water Resource Recovery Series 95 TECP 1.95% due 3/4/05	15,000,000

			30,890,000

Michigan - 4.6%
11,800,000	VMIG 1*	Detroit MI Downtown Development Authority Millender Center Project 2.00% VRDO	11,800,000
5,000,000	VMIG 1*	Detroit MI Sewer MERLOT Series I FGIC-Insured PART 1.91% VRDO	5,000,000
		Michigan State Building Authority:
25,000,000	A-1	Series 3 1.95% due 4/27/05 TECP	25,000,000
4,995,000	VMIG 1*	Series 516 PART 1.90% VRDO	4,995,000
		Michigan State GO:
15,500,000	A-1+	Series A 2004 2.20% due 10/5/05 TECP	15,500,000
14,750,000	A-1+	Series B 2.20% due 10/5/05 TECP	14,750,000
7,000,000	VMIG 1*	Saline MI EDA Association Spring Project Series 88 1.92% VRDO	7,000,000
6,000,000	A-1+	Southfield Michigan EDA Lawrence Tech University Project 1.87% VRDO	6,000,000

			90,045,000

Minnesota - 0.1%
2,900,000	A-1+	Minneapolis MN Seed Academy Harvest Prep School 2.02% VRDO	2,900,000

Mississippi - 0.3%
5,350,000	NR†	Newton MS IDR La-Z-Boy Chair Co. Project 1.91% VRDO	5,350,000

Missouri - 1.2%
6,500,000	A-1	Boone County MO IDA Retirement Center Terrace Apartments Project 1.89% VRDO	6,500,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Missouri - 1.2% (continued)
		Missouri State Health & Education Facility School District Funding
		Program Notes:
$1,000,000	SP-1+	Cape Girarde 3.00% due 11/14/05	$1,008,302
3,000,000	SP-1+	Fort Zumwalt 3.00% due 11/14/05	3,024,907
2,000,000	SP-1+	Grandview 3.00% due 11/14/05	2,016,605
2,700,000	SP-1+	St. Louis 3.00% due 11/14/05	2,722,416
2,500,000	SP-1+	Webster Groves 3.00% due 11/14/05	2,520,756
5,600,000	MIG 1*	Missouri State Public Utility Community Revenue
		2.75% due 10/1/05	5,630,743

			23,423,729

Montana - 0.2%
3,925,000	NR†	Montana State Board EDR Farmers Union Central Project 1.95% VRDO	3,925,000

National - 1.9%
29,775,000	VMIG 1*	Clipper Tax Exempt Trust Certificate Partnership Series A FSA-Insured PART 1.98% VRDO	29,775,000
6,980,000	NR†	Macon Trust Pooled Certificate Series 98A MBIA-Insured PART 2.01% VRDO	6,980,000

			36,755,000

Nebraska - 1.3%
26,305,000	A-1+	Nebraska Student Loan Nebhelp Series B MBIA-Insured 1.95% VRDO	26,305,000

New Hampshire - 0.1%
1,000,000	Aaa*	New Hampshire Bank MBIA-Insured 5.625% due 8/15/05	1,017,958

New Jersey - 1.3%
25,000,000	SP-1+	New Jersey State TRAN 3.00% due 6/24/05	25,116,729

New Mexico - 1.0%
8,710,000	A-1+	New Mexico Inc. Housing Authority Lease Region III Lease Purchase Program Class A 1.90% VRDO	8,710,000
3,105,000	VMIG 1*	New Mexico State Hospital Equipment Loan Council Rehoboth McKinley Health 1.97% VRDO	3,105,000
7,625,000	A-1+	University of New Mexico University Revenue Series B 1.87% VRDO	7,625,000

			19,440,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
New York - 0.5%
$9,150,000	A-1+	New York State Power Authority Revenue 2.15% due 9/1/05	$9,150,000

North Carolina - 2.2%
5,860,000	A-1	Buncombe County NC GO Series B 1.87% VRDO	5,860,000
20,000,000	A-1	Guilford County NC Series B 1.87% VRDO	20,000,000
2,600,000	A-1+	Mecklenburg County NC GO Series C 1.90% VRDO	2,600,000
4,300,000	A-1	North Carolina Medical Care Commission St. Joseph Mission Hospital 1.92% VRDO	4,300,000
10,000,000	A-1+	Wake County NC GO Series B 2.50% due 4/1/05	10,010,073

			42,770,073

Ohio - 2.5%
5,585,000	VMIG 1*	Akron Bath Copley OH Joint Hospital District Health Care Facilities Sumner Project 1.89% VRDO	5,585,000
7,000,000	VMIG 1*	Cincinnati OH Development Authority National Underground Rail Road Museum Series A 1.92% VRDO	7,000,000
5,500,000	A-1+	Ohio State Air Quality Development Authority Timken Project 1.87% VRDO	5,500,000
2,810,000	Aa2*	Ohio State Building Authority Administrative Building Project 2.00% due 4/1/05	2,811,531
		Ohio State Higher Education Facilities:
6,000,000	VMIG 1*	Ashland University Project 1.90% VRDO	6,000,000
14,300,000	A-1+	Case Western Reserve University 2.00% due 5/6/05 TECP	14,300,000
8,600,000	VMIG 1*	Pooled Financing Program Series 2004A 1.88% VRDO	8,600,000

			49,796,531

Oklahoma - 0.8%
14,815,000	A-1+	Oklahoma Water Reserve Board State Loan Program 1.58% due 4/1/05	14,815,000

Oregon - 0.7%
5,000,000	VMIG 1*	Oregon State Facility Authority Episcopal School Project 1.92% VRDO	5,000,000
9,550,000	VMIG 1*	Salem OR Hospital Facilities Authority Capital Manor Inc. Project 1.91% VRDO	9,550,000

			14,550,000

Pennsylvania - 10.8%
12,165,000	VMIG 1*	Dauphin County PA General Authority Pooled Financing Program Series II AMBAC-Insured 1.96% VRDO	12,165,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Pennsylvania - 10.8% (continued)
$2,560,000	VMIG 1*	Erie County PA Hospital Authority Senior Living Inc. Project 1.97% VRDO	$2,560,000
6,710,000	A-1	Lehigh County PA General Purpose Authority The Good Shepherd Group AMBAC-Insured 2.02% VRDO	6,710,000
69,430,000	A-1+	New Garden PA General Authority Pooled Financing Program Series I AMBAC-Insured 1.95% VRDO	69,430,000
8,000,000	MIG 1*	North Wales PA Water Authority Rural Water Project 2.75% due 10/1/05	8,047,194
31,410,000	VMIG 1*	Pennsylvania State Turnpike Revenue Series B 1.86% VRDO	31,410,000
10,000,000	A-1+	Philadelphia PA Gas Works Series D 1.88% due 3/2/05 TECP	10,000,000
		Philadelphia PA Hospital and Higher Education Facilities Authority:
1,400,000	A-1+	Children’s Hospital Project Series C MBIA-Insured 1.80% VRDO	1,400,000
3,225,000	A-1	Temple East Inc. Series B 1.91% VRDO	3,225,000
3,675,000	NR†	Philadelphia PA IDR Friends of Mast School Inc. Project 1.91% VRDO	3,675,000
25,420,000	A-1+	West Cornwall Township PA Bethlehem School District FSA-Insured 1.89% VRDO	25,420,000
29,050,000	A-1+	West Cornwall Township PA Municipal Authority Pennsylvania General Government Loan Program FSA-Insured 1.89% VRDO	29,050,000
8,865,000	A-1+	West Cornwall Township PA Series A FSA-Insured 1.89% VRDO	8,865,000

			211,957,194

Rhode Island - 0.7%
10,000,000	A-1+	Narragansett RI Bay Community Waste Water Systems Revenue MBIA-Insured 1.85% VRDO	10,000,000
2,950,000	A-1+	Rhode Island Health and Educational Building Corp. Educational Institution Paul Cuffee School 1.89% VRDO	2,950,000

			12,950,000

South Carolina - 0.9%
11,700,000	A-1	North Charleston SC Municipal Golf Course Mortgage Revenue 1.95% VRDO	11,700,000
		South Carolina Jobs EDA:
2,650,000	A-1	Family YMCA Florence Project 1.91% VRDO	2,650,000
1,000,000	NR†	Pickens County YMCA Project 1.92% VRDO	1,000,000
3,000,000	VMIG 1*	South Carolina State Public Service Authority MERLOT Series L MBIA-Insured PART 1.91% VRDO	3,000,000

			18,350,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
South Dakota - 0.2%
$3,600,000	A1*	Watertown SD IDR Supervalue Inc. Project 1.98% VRDO	$3,600,000

Tennessee - 5.5%
7,280,000	VMIG 1*	Clarksville Tennessee PBA Revenue 1.87% VRDO	7,280,000
4,350,000	NR†	Dayton TN IDR La-Z-Boy Chair Co. Project 1.91% VRDO	4,350,000
1,945,000	A-1+	Memphis TN GO Series A 1.90% VRDO	1,945,000
		Metropolitan Government Nashville and Davidson County TN GO:
5,000,000	A-1+	1.85% due 3/17/05 TECP	5,000,000
7,500,000	A-1+	2.10% due 7/14/05 TECP	7,500,000
7,000,000	VMIG 1*	Munitops Series 1999-01 FGIC-Insured PART 1.91% VRDO	7,000,000
		Metropolitan Government Nashville and Davidson County TN
		Health & Education Facilities Board:
26,700,000	VMIG 1*	Belmont University Project 1.86% VRDO	26,700,000
7,500,000	VMIG 1*	David Lipscomb University Project 1.87% VRDO	7,500,000
8,690,000	VMIG 1*	Montgomery County PBA Pooled Finance 1.87% VRDO	8,690,000
4,000,000	Aa1*	Rutherford County TN IDR Outboard Marine Project 1.97% VRDO	4,000,000
		Sevier County TN PBA Local Government Improvement AMBAC-Insured:
2,100,000	VMIG 1*	Series II E-6 1.88% VRDO	2,100,000
4,100,000	VMIG 1*	Series III-A-6 1.88% VRDO	4,100,000
10,000,000	VMIG 1*	Series III-G-1 1.88% VRDO	10,000,000
4,650,000	A-1+	Tennessee GO Series A 1.90% due 4/5/05 TECP	4,650,000
8,000,000	A-1+	Tennessee School Board Authority Series A 2.07% due 6/2/05 TECP	8,000,000

			108,815,000

Texas - 17.1%
7,670,000	A-1	Austin TX Utility System Series 498 FSA-Insured PART 1.90% VRDO	7,670,000
730,000	VMIG 1*	Austin TX Wastewater Munitop Series 2000-10 MBIA-Insured PART 1.91% VRDO	730,000
13,000,000	VMIG 1*	Barbers Hill TX ISD GO Munitops Series 1998-24 PSFG PART 1.91% VRDO	13,000,000
17,000,000	A-1+	Brazos TX HARBOR IDC BASF Corp. Project 1.90% VRDO	17,000,000
10,000,000	VMIG 1*	Comal TX ISD GO Munitop Series 1999-9 PSFG PART 1.91% VRDO	10,000,000
7,500,000	A-1+	Dallas TX Area Rapid Transit Sr. Sub 2001 1.90% due 3/8/05 TECP	7,500,000
19,903,000	A-1+	Dallas TX Water & Sewer Services Series B 1.83% due 3/10/05 TECP	19,903,000
4,700,000	A-1+	Denton TX ISD GO Series B PSFG 1.55% due 8/15/05	4,700,000
15,000,000	A-1+	Garland TX GO Series 2002 1.83% due 3/10/05 TECP	15,000,000
		Grand Prairie TX ISD GO PSFG:
4,265,000	Aaa*	1.62% due 8/1/05	4,265,000
9,990,000	VMIG 1*	Munitops Series 2000-20 PART 1.91% VRDO	9,990,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas - 17.1% (continued)
		Gulf Coast Waste Disposal Authority TX BP Amoco Oil Project:
$4,000,000	A-1+	1.40% due 3/1/05	$4,000,000
3,280,000	Aa1*	2.10% due 7/15/05	3,280,000
4,000,000	P-1*	Harris County TX Flood Control District 2.06% due 6/9/05 TECP	4,000,000
		Harris County TX Health Facilities Development Corp.:
20,000,000	A-1+	Methodist Hospital Systems 2.07% due 5/9/05	20,000,000
900,000	A-1+	St. Lukes Episcopal Hospital Series B 1.80% VRDO	900,000
6,100,000	A-1+	Harris County TX Sports Authority Special Revenue Series C MBIA-Insured 1.90% VRDO	6,100,000
4,900,000	A-1	Harris County TX Toll Road Senior Lien Series E 1.95% due 4/7/05 TECP	4,900,000
9,225,000	A-1+	Hockley County TX IDC BP Amoco Project 2.10% due 9/1/05	9,225,000
		Houston TX GO TECP:
3,000,000	A-1+	Series B 2.05% due 5/19/05	3,000,000
		Series D:
15,000,000	A-1	1.90% due 3/21/05	15,000,000
10,000,000	A-1	2.10% due 5/17/05	10,000,000
10,000,000	A-1+	Series E 1.85% due 3/16/05	10,000,000
5,000,000	VMIG 1*	Houston TX ISD GO Munitops Series 2000-11 PSFG PART 1.96% VRDO	5,000,000
7,955,000	A-1	Houston TX Water and Sewer Systems MERLOT Series A MBIA-Insured PART 1.91% VRDO	7,955,000
5,500,000	VMIG 1*	Leander TX ISD GO Munitops Series 2002-16 PSFG PART 1.91% VRDO	5,500,000
10,000,000	A-1+	Lewisville TX ISD GO Series SGA 134 PSFG PART 1.90% VRDO	10,000,000
3,400,000	NR†	McAllen TX Health Facilities Development Corp. McAllen Associates 1.98% VRDO	3,400,000
505,000	NR†	North Central TX Health Facility Los Barrios Unidos Community 1.89% VRDO	505,000
10,130,000	A-1	Pflugerville TX ISD GO Series 565 PSFG PART 1.90% VRDO	10,130,000
8,560,000	A-1+	Plano TX ISD GO PSFG 1.42% due 5/5/05	8,560,000
7,000,000	VMIG 1*	Richmond TX Higher Education Finance Bayou University of Houston AMBAC-Insured 1.89% VRDO	7,000,000
8,990,000	A-1	San Antonio TX Electric and Gas Revenue MSTC Series 9005 FSA-Insured PART 1.92% VRDO	8,990,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas - 17.1% (continued)
$4,115,000	A-1+	San Antonio TX Water Revenue SGA 42 MBIA-Insured 1.90% VRDO	$4,115,000
27,000,000	SP-1+	Texas State TRAN GO 3.00% due 8/31/05	27,179,750
29,300,000	VMIG 1*	Tyler TX Health Facilities Development Corp. Mother Frances Hospital Series B 1.87% VRDO	29,300,000
3,000,000	A-1+	University of North Texas Series SGA 146 FSA-Insured PART 1.90% VRDO	3,000,000
5,265,000	A-1+	Yoakum County TX IDC PCR BP Amoco Project 1.80% due 5/1/05	5,265,000

			336,062,750

Utah - 1.5%
15,000,000	VMIG 1*	Central Utah Water Conservancy Series B 1.87% VRDO	15,000,000
10,000,000	A-1	Intermountain Power Agency 1.88% due 4/4/05 TECP	10,000,000
4,795,000	A-1+	Utah County UT Heritage Schools Project Series A 1.92% VRDO	4,795,000

			29,795,000

Virginia - 0.9%
9,500,000	A-1	Alexandria VA IDR Institute for Defense Series B AMBAC-Insured
		2.02% VRDO	9,500,000
7,910,000	A-1	Arlington VA GO PART 1.88% due 4/1/05	7,910,000

			17,410,000

Washington - 0.8%
2,000,000	NR†	Bremerton WA Kitsap Regional Conference Center 1.92% VRDO	2,000,000
2,270,000	VMIG 1*	Central Puget Sound WA Regional Transit Authority Series 360 FGIC-Insured PART 1.92% VRDO	2,270,000
3,200,000	A-1+	Everett WA IDC Exempt Facilities Kimberly-Clark Corp. Project 1.95% VRDO	3,200,000
2,610,000	AAA	Washington State COP Dept. of Personnel MBIA-Insured 3.00% due 7/1/05	2,621,193
		Washington State HFC:
2,000,000	A-1+	Overlake School Project 1.87% VRDO	2,000,000
2,725,000	NR†	United Way King County Project 1.92% VRDO	2,725,000

			14,816,193

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Wisconsin - 1.0%
$15,630,000	A-1+	Wisconsin State GO Series 97A 2.00% due 5/23/05 TECP	$15,630,000
3,900,000	A-1+	Wisconsin State HEFA Northland College 1.87% VRDO	3,900,000

			19,530,000

		TOTAL INVESTMENTS - 100.9% (Cost - $1,979,916,918**)	1,979,916,918
		Liabilities in Excess of Other Assets - (0.9)%	(17,983,344)

		TOTAL NET ASSETS - 100.0%	$1,961,933,574

(a)	All ratings are by Standard & Poor’s Ratings Service (“Standard & Poor’s”), except for those identified by an asterisk (*), which are rated by Moody’s Investors Service (“Moody’s”).

†	Security has not been rated by either Standard & Poor’s or Moody’s. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 17 through 20 for definitions of ratings and certain abbreviations.

Summary of Investments by Sector***
General Obligation	21.2%
Education	13.8
Hospitals	12.1
Water and Sewer	9.1
Finance	7.4
Industrial Development	6.5
Transportation	6.5
Utilities	3.6
Pollution Control	2.6
Public Facilities	2.6
Other	14.6
100.0%

*** As a percentage of total investments.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

Short-Term Security Ratings (unaudited) (continued)

MIG 1 — Moody’s highest rating for short-term municipal obligations.

MIG 2 — Moody’s second highest rating for short-term municipal obligations.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments
ACA – American Capital Assurance
AIG — American International Guaranty
AMBAC — Ambac Assurance Corporation
BAN — Bond Anticipation Notes
BIG — Bond Investors Guaranty
CBI — Certificate of Bond Insurance
CGIC — Capital Guaranty Insurance Company
CHFCLI — California Health Facility Construction Loan Insurance
CONNIE LEE — College Construction Loan Insurance Association
COP — Certificate of Participation
DFA — Development Finance Authority
EDA — Economic Development Authority
EDR — Economic Development Revenue
ETM — Escrowed To Maturity
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FLAIRS — Floating Adjustable Interest Rate Securities
FNMA — Federal National Mortgage Association
FRTC — Floating Rate Trust Certificates
FSA — Financing Security Assurance
GIC — Guaranteed Investment Contract
GNMA — Government National Mortgage Association
GO — General Obligation
HDC — Housing Development Corporation
HEFA — Health and Educational Facilities Authority
HFA — Housing Finance Authority
HFC — Housing Finance Corporation
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDC — Industrial Development Corporation
IDR — Industrial Development Revenue
INFLOS — Inverse Floaters
ISD — Independent School District
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation
MFH — Multi-Family Housing
MSTC — Municipal Securities Trust Certificates
MVRICS — Municipal Variable Rate Inverse Coupon Security
PART – Partnership Structure
PBA — Public Building Authority
PCR — Pollution Control Revenue
PSF — Permanent School Fund
PSFG — Permanent School Fund Guaranty

Abbreviations* (unaudited) (continued)

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

SGA — Societe Generale

SYCC — Structured Yield Curve Certificate

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TICS — Tender Inverse Certificates

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

VA — Veterans Administration

VRDO — Variable Rate Demand Obligation

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the schedule of investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, (the “1940 Act”) as amended, as an open-end management investment company. The Company consists of three separate diversified investment funds (“Funds”): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 under the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that the custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.   CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a - 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Institutional Cash Management Fund, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	April 27, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	April 27, 2005